Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Opening balance	kr 1,519
Opening balance	21,613
Closing balance	2,258	kr 1,519
Closing balance	30,626	21,613
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	1,519	1,432
Additions	184	123
Disposals/repayments/deductions	(229)	(43)
Change in value in funded pension plans	0	0
Revaluation	784	12
Reclassification	(1)	0
Translation differences	1	(5)
Closing balance	2,258	1,519
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	21,613	20,354
Additions	30,305	11,091
Disposals/repayments/deductions	(13,547)	(5,021)
Change in value in funded pension plans	0	0
Revaluation	(75)	(72)
Reclassification	(7,670)	(4,739)
Translation differences	0	0
Closing balance	30,626	21,613
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	4,842	5,614
Additions	1,054	893
Disposals/repayments/deductions	(959)	(913)
Change in value in funded pension plans	1,064	51
Revaluation	99	(53)
Reclassification	(1)	(271)
Translation differences	118	(479)
Closing balance	kr 6,217	kr 4,842